Consolidated Statements of Earnings (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Interest income:
Interest and fees on loans	$ 66,685	$ 66,177	$ 66,080
Interest and dividends on securities:
Taxable securities	6,464	4,411	5,253
Exempt from Federal income taxes	679	603	464
Interest on loans held for sale	263	258	307
Interest on Federal funds sold	167	215	129
Interest and dividends on restricted equity securities	122	150	128
Total interest income	74,380	71,814	72,361
Interest expense:
Interest on negotiable order of withdrawal accounts	1,587	1,589	1,942
Interest on money market accounts and other savings accounts	2,366	2,407	2,705
Interest on certificates of deposit and individual retirement accounts	5,791	6,832	9,403
Interest on securities sold under repurchase agreements	23	50	56
Interest on Federal funds purchased	1	1	1
Total interest expense	9,768	10,879	14,107
Net interest income before provision for loan losses	64,612	60,935	58,254
Provision for loan losses	498	2,177	9,528
Net interest income after provision for loan losses	64,114	58,758	48,726
Non-interest income	16,678	15,204	16,035
Non-interest expense	(47,705)	(48,787)	(45,098)
Earnings before income taxes	33,087	25,175	19,663
Income taxes	12,310	9,306	7,515
Net earnings	$ 20,777	$ 15,869	$ 12,148
Basic earnings per common share	$ 2.75	$ 2.12	$ 1.65
Diluted earnings per common share	$ 2.75	$ 2.12	$ 1.65
Weighted average common shares outstanding:
Basic	7,547,087	7,472,373	7,360,485
Diluted	7,551,480	7,477,171	7,365,648